Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.7%
City of Birmingham Alabama GO, CAB, Series A-1, Convertible, 5.00%, 03/01/45(a)	$915	$1,075,921
Homewood Educational Building Authority Refunding RB
Series A, 5.00%, 12/01/34	240	290,431
Series A, 5.00%, 12/01/47	655	763,553

		2,129,905

Alaska — 0.3%
Alaska Industrial Development & Export Authority RB, Series A, 5.50%, 10/01/41	850	892,492

Arizona — 2.1%
Arizona Industrial Development Authority RB(b) 5.00%, 07/01/54	545	576,555
Series A, 5.00%, 07/01/39	480	498,533
Series A, 5.00%, 07/01/49	545	560,483
Series A, 5.00%, 07/01/54	420	431,021
City of Phoenix Civic Improvement Corp. Refunding RB, Senior Lien, AMT, 5.00%, 07/01/32	1,000	1,109,280
Industrial Development Authority of the County of Pima RB(b)
5.00%, 07/01/39	500	510,815
5.00%, 06/15/47	830	825,236
Industrial Development Authority of the County of Pima Refunding RB(b)
5.00%, 06/15/49	485	479,466
5.00%, 06/15/52	470	461,775
Maricopa County Industrial Development Authority Refunding RB
5.00%, 07/01/39(b)	200	217,302
5.00%, 07/01/54(b)	470	499,305
Series A, 5.00%, 09/01/36	575	706,537

		6,876,308

Arkansas — 0.4%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(b)	1,375	1,391,321

California — 8.4%
California Health Facilities Financing Authority Refunding RB
Series A, 5.00%, 07/01/37	945	1,058,627
Sub-Series A-2, 5.00%, 11/01/47	1,140	1,857,106
California Statewide Communities Development Authority RB, Series A, 5.00%, 04/01/42	1,290	1,377,010
California Statewide Communities Development Authority Refunding RB, Series A, 4.00%, 12/01/53	865	906,399
Golden State Tobacco Securitization Corp. Refunding RB
Series A-1, 3.50%, 06/01/36	1,170	1,182,905
Series A-1, 5.00%, 06/01/47	785	802,419
Mount San Antonio Community College District Refunding GO, CAB, Series A, 6.25%, 08/01/43(a)	5,000	5,592,800
Norman Y Mineta San Jose International Airport SJC Refunding RB
Series A, AMT, 5.00%, 03/01/36	365	436,007
Series A, AMT, 5.00%, 03/01/37	400	476,880
Series A-1, AMT, 5.75%, 03/01/34	700	718,403
San Diego Community College District GO, CAB(c) 0.00%, 08/01/31	1,855	1,161,156

Security	Par (000)	Value
California (continued)
San Diego Community College District GO, CAB(c) (continued)
0.00%, 08/01/32	$2,320	$1,363,116
San Diego Unified School District GO, CAB(c)
Series C, 0.00%, 07/01/38	1,400	977,354
Series G, 0.00%, 07/01/34(d)	580	326,430
Series G, 0.00%, 07/01/35(d)	615	325,968
Series G, 0.00%, 07/01/36(d)	920	459,255
Series G, 0.00%, 07/01/37(d)	615	289,235
San Diego Unified School District Refunding GO, CAB,
Series R-1, 0.00%, 07/01/31(c)	1,110	965,378
San Francisco City & County Airport Comm-San Francisco International Airport Refunding ARB,
Series A, AMT, 5.00%, 05/01/49	705	858,295
San Marcos Unified School District GO(d)
Series A, 5.00%, 08/01/34	600	628,932
Series A, 5.00%, 08/01/38	490	513,628
State of California GO, 5.00%, 04/01/42	1,500	1,609,275
Yosemite Community College District GO, CAB(c)
Series D, 0.00%, 08/01/36	2,000	1,494,100
Series D, Election of 2004, 0.00%, 08/01/37	2,790	2,024,926

		27,405,604

Colorado — 2.7%
City & County of Denver Colorado COP, Series A, 4.00%, 06/01/48	1,165	1,233,560
Colorado Health Facilities Authority RB, Series A, 4.00%, 11/15/46	945	1,036,740
Colorado Health Facilities Authority Refunding RB,
Series A, 4.00%, 08/01/44	940	1,034,367
E-470 Public Highway Authority Refunding RB, CAB,
Series B, (NPFGC), 0.00%, 09/01/32(c)	5,500	2,794,550
Regional Transportation District COP, Series A, 5.00%, 06/01/39	2,500	2,778,750

		8,877,967

Connecticut — 0.8%
Connecticut Housing Finance Authority Refunding RB, S/F Housing
Series A-1, 3.80%, 11/15/39	415	456,890
Sub-Series A-1, 3.85%, 11/15/43	370	403,648
Sub-Series E-1, (FHLMC, FNMA, GNMA), 4.00%, 05/15/36	200	221,304
Connecticut State Health & Educational Facilities Authority Refunding RB
4.00%, 07/01/39	255	258,468
4.00%, 07/01/49	475	472,877
State of Connecticut GO, Series C, 5.00%, 06/15/32	545	694,940

		2,508,127

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, 4.00%, 10/01/49	875	969,474

Florida — 10.4%
Brevard County Health Facilities Authority Refunding RB, 5.00%, 04/01/39	1,420	1,584,081
City of Tampa Florida RB, CAB(c)
Series A, 0.00%, 09/01/49	525	174,935
Series A, 0.00%, 09/01/53	560	155,109
County of Lee Florida Airport Revenue Refunding RB
Series A, AMT, 5.63%, 10/01/26	825	863,140

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Lee Florida Airport Revenue Refunding RB (continued)
Series A, AMT, 5.38%, 10/01/32	$1,100	$1,145,485
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, AMT, 5.00%, 10/01/38	425	487,840
County of Miami-Dade Florida Aviation Revenue Refunding RB
AMT, 5.00%, 10/01/34	160	180,606
Series A, AMT, 5.00%, 10/01/32(d)	1,730	1,903,294
County of Miami-Dade Seaport Department ARB
Series A, 6.00%, 10/01/38	1,780	2,031,069
Series B, AMT, 6.00%, 10/01/30	570	650,644
Series B, AMT, 6.25%, 10/01/38	360	410,548
Series B, AMT, 6.00%, 10/01/42	580	659,292
County of Osceola Florida Transportation Revenue Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	505	250,152
Series A-2, 0.00%, 10/01/42	675	321,428
Series A-2, 0.00%, 10/01/43	615	281,264
Series A-2, 0.00%, 10/01/44	625	275,412
Series A-2, 0.00%, 10/01/45	525	222,926
Florida Development Finance Corp. RB(b)
AMT, 5.00%, 05/01/29	480	512,477
AMT, 5.00%, 08/01/29(e)	185	188,060
Florida Development Finance Corp. Refunding RB,
Series C, 5.00%, 09/15/50(b)	270	286,618
Florida Ports Financing Commission Refunding RB,
Series B, AMT, 5.38%, 10/01/29	2,400	2,532,672
Greater Orlando Aviation Authority ARB
Series A, AMT, 5.00%, 10/01/37	660	788,014
Series A, AMT, 5.00%, 10/01/47	2,170	2,543,023
Series A, AMT, 5.00%, 10/01/52	1,330	1,553,201
Lakewood Ranch Stewardship District SAB, S/F Housing
4.00%, 05/01/40	235	239,157
4.00%, 05/01/50	395	400,080
Miami-Dade County Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/40	2,635	3,010,119
Orange County Health Facilities Authority Refunding RB 5.00%, 08/01/41	495	541,416
5.00%, 08/01/47	1,435	1,555,095
Orange County Housing Finance Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	310	340,194
Palm Beach County Health Facilities Authority RB,
Series B, 4.00%, 11/15/41	140	153,077
Palm Beach County Solid Waste Authority Refunding RB
Series B, 5.00%, 10/01/31	1,870	1,964,846
Series B, 5.00%, 10/01/31(d)	30	31,687
Putnam County Development Authority Refunding RB,
Series A, 5.00%, 03/15/42	1,560	1,913,839
Reedy Creek Improvement District GO, Series A, 5.25%, 06/01/23(d)	1,040	1,189,490
State of Florida GO, Series B, 4.00%, 07/01/39	1,840	2,200,217
Storey Creek Community Development District SAB, 4.13%, 12/15/49	500	504,895

		34,045,402

Security	Par (000)	Value

Georgia — 1.5%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	$440	$517,405
LaGrange-Troup County Hospital Authority Refunding RB, 4.00%, 04/01/47	1,110	1,222,965
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/43	615	735,485
Series A, 4.00%, 04/01/48(e)	235	257,146
Municipal Electric Authority of Georgia RB 4.00%, 01/01/49	470	515,458
5.00%, 01/01/56	645	751,509
Private Colleges & Universities Authority RB 5.00%, 04/01/33	120	135,496
5.00%, 04/01/44	550	612,177

		4,747,641

Hawaii — 0.4%
State of Hawaii Airports System Revenue ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,308,689

Illinois — 9.2%
Chicago Board of Education Refunding GO
Series A, 5.00%, 12/01/28	205	233,719
Series A, 5.00%, 12/01/29	250	286,785
Series A, 5.00%, 12/01/30	840	957,911
Chicago Board of Education Refunding GO, CAB,
Series A, 0.00%, 12/01/25(c)	225	187,308
Chicago Midway International Airport Refunding ARB,
Series A, 2nd Lien, AMT, 5.00%, 01/01/34	505	560,853
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/39	320	325,926
Series D, Senior Lien, 5.25%, 01/01/42	2,585	3,100,087
Chicago O’Hare International Airport Refunding ARB,
Series C, Senior Lien, AMT, 5.38%, 01/01/39	3,235	3,524,597
Chicago Transit Authority RB, 5.25%, 12/01/36	515	541,064
Illinois Finance Authority RB, Series A, 5.75%, 08/15/34	400	418,568
Illinois Finance Authority Refunding RB
Series C, 4.13%, 08/15/37	665	726,925
Series C, 5.00%, 08/15/44	305	346,245
Illinois Housing Development Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,220	1,438,612
Illinois State Toll Highway Authority RB, Series B, 5.00%, 01/01/37	2,465	2,913,039
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	670	717,429
Metropolitan Pier & Exposition Authority RB, CAB, Series A, (NPFGC), 0.00%, 12/15/36(c)	10,000	5,622,400
Metropolitan Pier & Exposition Authority Refunding RB 4.00%, 06/15/50	515	514,784
Series B, (AGM), 0.00%, 06/15/44(c)	2,980	1,341,566
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(d)	575	602,715
Regional Transportation Authority RB, Series B, (NPFGC), 5.75%, 06/01/33	2,000	2,760,000
State of Illinois GO 5.25%, 02/01/32	870	947,369
5.50%, 07/01/33	710	767,730
5.25%, 02/01/34	600	650,472
5.50%, 07/01/38	390	420,034

		29,906,138

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.7%
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	$1,000	$1,052,010
Series A, AMT, 5.00%, 07/01/40	770	826,433
Series A, AMT, 5.00%, 07/01/44	445	474,263

		2,352,706

Louisiana — 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-2, 6.50%, 11/01/35	365	369,187
Louisiana Public Facilities Authority Refunding RB, 5.00%, 05/15/46	2,400	2,795,232
New Orleans Aviation Board ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,942,391

		6,106,810

Maine — 0.3%
Maine State Housing Authority RB, M/F Housing, Series E, 4.25%, 11/15/43	630	722,162
Maine State Housing Authority RB, S/F Housing, Series B, 3.35%, 11/15/44	175	188,855

		911,017

Maryland — 0.4%
City of Baltimore Maryland Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	579,911
Maryland Community Development Administration Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	690	778,175

		1,358,086

Massachusetts — 1.8%
Massachusetts Development Finance Agency RB, Series A, 5.00%, 01/01/47	1,855	2,084,352
Massachusetts Development Finance Agency Refunding RB, 4.00%, 07/01/41	815	934,609
Massachusetts Housing Finance Agency RB, M/F Housing, Series A, 3.85%, 06/01/46	55	59,661
Massachusetts Housing Finance Agency Refunding RB, Series A, AMT, 4.45%, 12/01/42	675	716,526
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/43	1,110	1,238,283
Series B, 4.00%, 02/15/43	670	732,893

		5,766,324

Michigan — 5.0%
City of Detroit Michigan Water Supply System Revenue RB, Series A, Senior Lien, 5.25%, 07/01/41(d)	1,600	1,674,352
Eastern Michigan University RB, Series A, (AGM), 4.00%, 03/01/44	545	607,430
Michigan Finance Authority Refunding RB 5.00%, 12/01/39(d)	15	15,967
4.00%, 11/15/46	1,050	1,150,821
Series A, 4.00%, 12/01/40	2,630	2,983,577
Michigan State Building Authority Refunding RB
Series I-A, 5.38%, 10/15/41	600	633,240
Series II-A, (AGM), 5.25%, 10/15/36	1,900	1,997,033
Series II-A, 5.38%, 10/15/36	1,000	1,057,320
Michigan State Housing Development Authority RB, M/F housing, Series A, 4.15%, 10/01/53	1,680	1,843,901
Michigan State Housing Development Authority RB, S/F Housing
Series B, 2.95%, 12/01/39	450	475,169

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority RB, S/F Housing (continued)
Series C, 4.13%, 12/01/38	$335	$376,852
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	570	715,601
Michigan Strategic Fund RB, AMT, 5.00%, 12/31/43	1,465	1,645,986
Royal Oak Hospital Finance Authority Refunding RB, Series D, 5.00%, 09/01/39	720	814,514
Western Michigan University Refunding RB, (AGM), 5.00%, 11/15/39	340	381,976

		16,373,739

Nebraska — 0.9%
Central Plains Energy Project RB, 5.25%, 09/01/37	2,650	2,884,975

New Jersey — 10.1%
New Jersey Economic Development Authority RB
Series WW, 5.25%, 06/15/33	135	153,243
Series WW, 5.00%, 06/15/34	180	201,132
Series WW, 5.00%, 06/15/36	800	889,576
Series WW, 5.25%, 06/15/40	305	340,688
Series WW, 5.25%, 06/15/40(d)	15	18,603
AMT, 5.13%, 01/01/34	610	673,361
AMT, 5.38%, 01/01/43	790	870,438
New Jersey Economic Development Authority Refunding RB, Series A, 4.00%, 07/01/32	295	314,284
New Jersey Higher Education Student Assistance Authority RB, Series C, AMT, 4.25%, 12/01/50	800	832,200
New Jersey Higher Education Student Assistance Authority Refunding RB
Series 1, AMT, 5.50%, 12/01/25	195	204,397
Series 1, AMT, 5.50%, 12/01/26	135	141,480
Series 1, AMT, 5.75%, 12/01/28	75	78,792
Series B, AMT, 3.25%, 12/01/39	2,150	2,166,125
Series C, AMT, 3.63%, 12/01/49	645	656,629
New Jersey Housing & Mortgage Finance Agency Refunding RB, Series 2, AMT, 4.35%, 11/01/33	840	890,887
New Jersey Housing & Mortgage Finance Agency Refunding RB, S/F Housing, Series E, 2.45%, 10/01/50(f)	260	260,965
New Jersey Transportation Trust Fund Authority RB Series A, (NPFGC), 5.75%, 06/15/25	1,400	1,658,930
Series A, 5.50%, 06/15/41(d)	3,365	3,520,362
Series AA, 5.25%, 06/15/33	1,315	1,437,229
Series AA, 5.00%, 06/15/38	1,180	1,288,466
Series AA, 5.50%, 06/15/39	4,650	5,077,707
Series B, 5.00%, 06/15/21(d)	3,680	3,834,339
Series D, 5.00%, 06/15/32	525	587,296
New Jersey Transportation Trust Fund Authority RB, CAB, Series A, 0.00%, 12/15/29(c)	225	176,254
New Jersey Transportation Trust Fund Authority Refunding RB, 4.00%, 12/15/39	925	997,548
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/34	820	1,011,265
Series A, 5.00%, 06/01/36	1,220	1,492,743
Series A, 4.00%, 06/01/37	745	845,433
Sub-Series B, 5.00%, 06/01/46	2,005	2,255,645

		32,876,017

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.2%
City of Santa Fe New Mexico RB, Series A, 5.00%, 05/15/39	$170	$173,988
New Mexico Hospital Equipment Loan Council Refunding RB, 5.00%, 08/01/44	325	378,307

		552,295

New York — 7.2%
Hudson Yards Infrastructure Corp. RB, 5.75%, 02/15/47	235	240,955
Metropolitan Transportation Authority Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,465,740
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-3, 4.00%, 07/15/46	1,000	1,146,150
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB, Series B, 5.00%, 11/01/32	2,200	2,417,426
New York City Water & Sewer System RB, Series DD-1, 4.00%, 06/15/48	5,000	5,784,350
New York City Water & Sewer System Refunding RB, Series BB, 5.25%, 06/15/44(d)	1,250	1,337,388
New York Liberty Development Corp. Refunding RB, Class 1, 5.00%, 11/15/44(b)	975	1,036,298
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	395	469,213
New York Transportation Development Corp. ARB, Series A, AMT, 5.25%, 01/01/50	4,950	5,412,132
Port Authority of New York & New Jersey ARB, Series 221, AMT, 4.00%, 07/15/60	1,570	1,759,295
Port Authority of New York & New Jersey Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	555	633,016
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,110	1,245,120
Series 207, AMT, 4.00%, 09/15/43	410	459,257

		23,406,340

North Carolina — 0.1%
North Carolina Turnpike Authority RB
Senior Lien, 4.00%, 01/01/55	175	193,884
Senior Lien, (AGM), 4.00%, 01/01/55	140	156,648

		350,532

Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55 .	4,265	4,701,437
County of Butler Ohio Refunding RB, 4.00%, 11/15/37	405	452,268
County of Lucas Ohio Refunding RB, Series A, 6.50%, 11/15/37(d)	460	497,407
Ohio Housing Finance Agency RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 4.00%, 09/01/48 .	265	289,576
Ohio Turnpike & Infrastructure Commission RB
Series A-1, Junior Lien, 5.25%, 02/15/32	610	683,078
Series A-1, Junior Lien, 5.25%, 02/15/33	850	951,014

		7,574,780

Oklahoma — 0.2%
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/48	495	556,355

Security	Par (000)	Value

Oregon — 0.4%
Clackamas Community College District GO, Series A, 5.00%, 06/15/40(a)	$390	$477,882
Clackamas County School District No. 12 North Clackamas GO, CAB, Series A, 0.00%, 06/15/38(c)	875	472,194
State of Oregon Housing & Community Services Department RB, S/F Housing, Series C, 3.95%, 07/01/43	355	390,525

		1,340,601

Pennsylvania — 11.1%
City of Philadelphia Pennsylvania Airport Revenue Refunding ARB
Series B, AMT, 5.00%, 07/01/35	670	804,523
Series B, AMT, 5.00%, 07/01/47	765	889,970
Commonwealth Financing Authority RB (AGM), 4.00%, 06/01/39	935	1,038,224
Series B, 5.00%, 06/01/42(d)	2,110	2,296,714
Montgomery County Higher Education and Health Authority Refunding RB, Series A, 4.00%, 09/01/49	840	922,043
Pennsylvania Economic Development Financing Authority RB
Series A-1, 4.00%, 04/15/50	875	1,004,412
Series B, 4.00%, 03/15/40	3,000	3,286,230
AMT, 5.00%, 12/31/34	2,220	2,459,383
AMT, 5.00%, 12/31/38	1,155	1,267,751
AMT, 5.00%, 06/30/42	3,300	3,606,306
Pennsylvania Economic Development Financing Authority Refunding RB, Series A, 4.00%, 11/15/42	835	936,386
Pennsylvania Higher Education Assistance Agency RB, Series B, AMT, 3.00%, 06/01/47	180	177,475
Pennsylvania Higher Educational Facilities Authority Refunding RB, Series A, 5.25%, 09/01/50	3,175	3,574,161
Pennsylvania Housing Finance Agency RB, S/F Housing
Series 127-B, 3.88%, 10/01/38	790	870,153
Series 128-B, 3.85%, 04/01/38	1,760	1,956,451
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/38	550	644,298
Series A-1, 5.00%, 12/01/41	730	875,562
Series B, 5.00%, 12/01/40	285	339,774
Series C, 5.50%, 12/01/33(d)	490	576,745
Series C, 5.00%, 12/01/39	2,900	3,393,928
Sub-Series A-1, 5.00%, 12/01/41	1,755	2,014,126
Pennsylvania Turnpike Commission Refunding RB
Series A-1, 5.00%, 12/01/40	680	803,372
Third Series, 4.00%, 12/01/38	1,835	2,089,863
School District of Philadelphia Refunding GO, Series F, 5.00%, 09/01/38	270	321,578

		36,149,428

Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series B-1, Restructured, 4.75%, 07/01/53	424	450,377
Series B-2, Restructured, 4.78%, 07/01/58	411	437,193
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	5,089	1,483,291

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	$5,407	$5,741,153
Series A-1, 5.00%, 07/01/58	3,922	4,224,072
Series A-2, 4.33%, 07/01/40	1,324	1,377,106
Series A-2, 4.78%, 07/01/58	276	293,926

		14,007,118

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority Refunding RB, Series A, 5.00%, 10/01/40	415	492,194
Tobacco Settlement Financing Corp. Refunding RB
Series B, 4.50%, 06/01/45	945	998,770
Series B, 5.00%, 06/01/50	2,340	2,529,353

		4,020,317

South Carolina — 6.4%
Charleston County Airport District ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,511,368
County of Berkeley South Carolina SAB 4.25%, 11/01/40	315	322,988
4.38%, 11/01/49	465	471,403
South Carolina Jobs-Economic Development Authority RB 5.00%, 11/01/48	2,010	2,463,476
5.00%, 01/01/55(b)	855	755,187
South Carolina Jobs-Economic Development Authority Refunding RB
Series A, 5.00%, 05/01/38	2,220	2,565,676
Series A, (AGM), 6.50%, 08/01/39(d)	100	106,434
South Carolina Ports Authority ARB
AMT, 5.00%, 07/01/48	470	554,323
AMT, 5.25%, 07/01/50(d)	2,040	2,528,356
South Carolina Public Service Authority RB
Series A, 5.50%, 12/01/54	3,935	4,457,844
Series E, 5.50%, 12/01/53	2,820	3,167,086
South Carolina Public Service Authority Refunding RB,
Series B, 5.00%, 12/01/38	1,840	2,046,558

		20,950,699

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority Refunding RB, 4.00%, 07/01/37	1,085	1,227,504

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board Refunding RB, Series A, 4.00%, 07/01/40	750	810,180
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/46	1,110	1,253,323

		2,063,503

Texas — 15.9%
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	115	110,976
Central Texas Turnpike System Refunding RB
Series A, 5.00%, 08/15/41(d)	605	664,520
Series C, 5.00%, 08/15/37	1,240	1,370,944
City of Houston Texas Airport System Revenue RB,
Series A, AMT, 6.63%, 07/15/38	405	413,246
City of Houston Texas Airport System Revenue Refunding ARB, Series B-2, AMT, 5.00%, 07/15/27	230	242,054

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue Refunding RB, Series A, AMT, 5.00%, 07/01/27	$225	$236,903
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/38	500	552,385
Dallas/Fort Worth International Airport ARB(d)
Series D, AMT, 5.00%, 11/01/21	1,140	1,191,494
Series D, AMT, 5.00%, 11/01/38	1,800	1,885,302
Series H, AMT, 5.00%, 11/01/21	2,715	2,854,198
Dallas/Fort Worth International Airport Refunding RB,
Series F, 5.25%, 11/01/33	865	986,541
Leander Independent School District Refunding GO, CAB, Series D, (PSF-GTD), 0.00%, 08/15/38(c)	3,020	1,483,635
Midland County Fresh Water Supply District No. 1 RB, CAB, Series A, 0.00%, 09/15/36(c)	1,850	1,057,719
New Hope Cultural Education Facilities Finance Corp. RB, Series A, 5.00%, 08/15/50(b)	450	460,823
North Texas Tollway Authority RB, CAB, Series C, 6.75%, 09/01/45(a)(d)	10,000	15,206,800
North Texas Tollway Authority Refunding RB 4.25%, 01/01/49	1,090	1,239,842
Series A, 5.00%, 01/01/43	790	964,250
Series B, 5.00%, 01/01/40	530	579,841
San Antonio Public Facilities Corp. Refunding RB(c) 0.00%, 09/15/35	1,150	600,496
0.00%, 09/15/36	3,875	1,905,841
0.00%, 09/15/37	17,775	8,234,446
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/35	1,680	2,111,071
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, 5.25%, 12/01/39	750	851,280
Texas City Industrial Development Corp. RB, 4.13%, 12/01/45	260	270,390
Texas Department of Housing & Community Affairs RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	350	394,734
Texas Municipal Gas Acquisition & Supply Corp. III RB 5.00%, 12/15/31	1,030	1,089,215
5.00%, 12/15/32	3,445	3,629,721
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, AMT, 5.00%, 12/31/45	1,135	1,203,758

		51,792,425

Utah — 0.7%
Salt Lake City Corp. Airport Revenue ARB
Series A, AMT, 5.00%, 07/01/42	1,095	1,299,097
Series A, AMT, 5.00%, 07/01/48	395	472,582
Utah Charter School Finance Authority RB, Series A, 5.00%, 06/15/39(b)	185	194,254
Utah Charter School Finance Authority Refunding RB, 5.00%, 06/15/40(b)	335	355,716

		2,321,649

Virginia — 0.2%
Virginia Small Business Financing Authority RB, AMT, 5.00%, 07/01/49	670	692,934

Washington — 2.4%
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	1,730	2,017,993
Series C, AMT, 5.00%, 04/01/40	900	1,017,495
Snohomish County Housing Authority Refunding RB, 4.00%, 04/01/44	430	480,473

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority RB 4.00%, 10/01/45	$630	$690,430
Series B, 5.00%, 08/15/44	3,000	3,217,290
Washington State Housing Finance Commission RB, Series A, 5.00%, 01/01/55(b)	495	483,882

		7,907,563

West Virginia — 0.3%
West Virginia Hospital Finance Authority RB, Series A, 4.00%, 06/01/51	870	947,421

Wisconsin — 1.4%
Public Finance Authority RB
Series A, 5.00%, 07/15/39(b)	100	104,759
Series A, 5.00%, 07/01/40	300	314,067
Series A, 5.00%, 07/15/49(b)	355	364,716
Series A, 5.00%, 07/15/54(b)	170	174,055
Public Finance Authority Refunding RB, 5.00%, 09/01/39(b)	295	280,229
Wisconsin Housing & Economic Development Authority RB, M/F Housing
Series A, 4.15%, 11/01/48	1,920	2,162,227
Series A, 4.45%, 05/01/57	1,030	1,158,307

		4,558,360

Total Municipal Bonds — 113.6% (Cost: $329,029,657)		370,108,566

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California(h) — 1.7%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/47 .	3,392	3,870,860
Los Angeles Unified School District GO, Series B-1, 5.25%, 07/01/42	1,391	1,775,525

		5,646,385

Colorado — 1.7%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	2,084	2,537,276
Colorado Health Facilities Authority Refunding RB, Series A, 5.00%, 02/01/41(d)	3,000	3,070,260

		5,607,536

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority Refunding RB, 5.00%, 12/01/45	1,231	1,422,082

District of Columbia — 1.1%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	920	1,052,820
Metropolitan Washington Airports Authority Refunding RB, Series A, AMT, 5.00%, 10/01/30	2,190	2,384,538

		3,437,358

Florida — 6.1%
City of Miami Beach Florida RB, 5.00%, 09/01/45	2,740	3,021,562
City Of South Miami Health Facilities Authority, Inc. Refunding RB, 5.00%, 08/15/47	2,340	2,728,066
County of Broward Florida Port Facilities Revenue ARB, Series B, AMT, 4.00%, 09/01/49	2,050	2,208,793
County of Miami-Dade Florida Transit System Refunding RB, 5.00%, 07/01/42	1,540	1,646,168

Security	Par (000)	Value
Florida (continued)
County of Seminole Florida Sales Tax Revenue Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31 .	$4,200	$5,798,562
Greater Orlando Aviation Authority ARB, Series A, AMT, 4.00%, 10/01/49(h)	2,117	2,378,872
Miami-Dade County Expressway Authority Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,105,565

		19,887,588

Georgia — 0.6%
Georgia Housing & Finance Authority Refunding RB, Series A, 3.70%, 06/01/49	1,821	2,007,293

Illinois — 4.9%
City of Chicago Illinois Waterworks Revenue Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	490	491,181
Illinois State Toll Highway Authority RB
Series A, 5.00%, 01/01/38	1,858	2,028,477
Series B, 5.00%, 01/01/40	930	1,091,727
Regional Transportation Authority RB, (NPFGC), 6.50%, 07/01/26	10,000	12,524,699

		16,136,084

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,350	1,506,816

Maine — 0.3%
Maine State Housing Authority RB, M/F Housing, Series E, 4.15%, 11/15/38	848	981,011

Maryland — 1.3%
City of Baltimore Maryland RB
Series A, 5.00%, 07/01/41	2,478	2,966,969
Series A, 5.00%, 07/01/46	939	1,128,184

		4,095,153

Massachusetts — 0.5%
Commonwealth of Massachusetts GO, Series A, 5.00%, 03/01/46	1,321	1,512,749

Michigan — 3.3%
Michigan Finance Authority RB
Series A, 5.00%, 11/01/44	1,750	2,032,309
Series A, 4.00%, 02/15/50	2,550	2,909,066
Michigan Finance Authority Refunding RB, 5.00%, 12/01/39(d)	4,685	4,986,761
Michigan State Building Authority Refunding RB, Series I, 5.00%, 10/15/45	760	915,397

		10,843,533

Nebraska — 0.6%
Nebraska Investment Finance Authority RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 3.70%, 03/01/47	1,751	1,975,605

Nevada — 2.2%
County of Clark Nevada GO, Series A, 5.00%, 06/01/38.	2,716	3,407,653
Las Vegas Valley Water District Refunding GO, Series A, 5.00%, 06/01/46	3,080	3,671,729

		7,079,382

New Jersey — 2.1%
Hudson County Improvement Authority RB, 5.25%, 05/01/51	720	860,631

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB, Series B, 5.25%, 06/15/36	$1,580	$1,625,974
New Jersey Turnpike Authority Refunding RB
Series B, 4.00%, 01/01/37	2,054	2,331,785
Series G, 4.00%, 01/01/43	1,906	2,141,930

		6,960,320

New York — 7.1%
City of New York Water & Sewer System RB, Series CC, 5.00%, 06/15/47	4,920	5,543,096
Metropolitan Transportation Authority RB, Sub- Series D-1, 5.25%, 11/15/44	3,080	3,364,038
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	1,940	2,171,733
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 4.00%, 07/15/42(h)	1,500	1,587,090
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Sub-Series A-3, 5.00%, 08/01/40(h)	2,714	3,343,560
New York City Water & Sewer System Refunding RB
Series DD, 5.00%, 06/15/35	1,470	1,721,061
Series FF, 5.00%, 06/15/39	2,595	3,114,441
Port Authority of New York & New Jersey Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,427,921

		23,272,940

Ohio — 1.6%
Northeast Ohio Regional Sewer District Refunding RB 4.00%, 11/15/43	2,581	3,013,477
4.00%, 11/15/49(h)	1,875	2,052,281

		5,065,758

Pennsylvania — 1.1%
Pennsylvania Housing Finance Agency RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,362	1,459,038
Philadelphia Authority for Industrial Development RB, Series A, 4.00%, 07/01/44	1,094	1,172,712
Westmoreland County Municipal Authority Refunding RB, (BAM), 5.00%, 08/15/42	800	939,984

		3,571,734

Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp. Refunding RB, S/F Housing, Series 69-B, (FNMA, FHLMC, GNMA), 3.95%, 10/01/43	796	868,523

South Carolina — 0.6%
South Carolina Ports Authority ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,770	1,955,177

Texas — 4.0%
Dallas/Fort Worth International Airport ARB, Series H, 5.00%, 11/01/21(d)(h)	1,996	2,100,461
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,094	1,357,802
Houston Community College System GO, 4.00%, 02/15/43	1,305	1,407,912
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	1,649	1,745,818
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, Series A, 5.00%, 02/15/41	3,080	3,706,965
Texas Department of Housing & Community Affairs RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	805	877,998

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs RB, S/F Housing (continued)
Series A, (GNMA), 3.00%, 09/01/45	$408	$426,742
Series A, (GNMA), 3.75%, 09/01/49	442	481,367
Series A, (GNMA), 3.00%, 03/01/50	772	808,580

		12,913,645

Utah — 1.7%
County of Utah RB, Series B, 4.00%, 05/15/47	5,135	5,528,134

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission RB, Series A, Senior Lien, 5.50%, 07/01/57	1,962	2,472,861

Washington — 1.0%
Washington Health Care Facilities Authority Refunding RB, Series A, 5.00%, 10/01/38	2,565	3,350,711

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/42	1,920	2,083,565

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.1% (Cost: $137,635,712)		150,181,943

Total Long-Term Investments — 159.7% (Cost: $466,665,369)		520,290,509

	Shares

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(i)(j)	1,138,767	1,138,995

Total Short-Term Securities — 0.4% (Cost: $1,138,995)		1,138,995

Total Investments — 160.1% (Cost: $467,804,364)		521,429,504

Other Assets Less Liabilities — 1.1%		3,525,206

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.4)%		(82,725,116)

VMTP Shares at Liquidation Value — (35.8)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$325,729,594

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to October 1, 2027, is $14,228,040.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(i)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	443,058	695,709	(b)	—	1,138,767	$1,138,995	$56	$(35)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$370,108,566	$—	$370,108,566
Municipal Bonds Transferred to Tender Option Bond Trusts	—	150,181,943	—	150,181,943
Short-Term Securities
Money Market Funds	1,138,995	—	—	1,138,995

	$1,138,995	$520,290,509	$—	$521,429,504

8

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(82,688,721)	$—	$(82,688,721)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(199,188,721)	$—	$(199,188,721)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

9